Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

		September 30, 2024		December 31, 2023
	Listing currency (1)	Notional amounts(2)	Fair value	Notional amounts(2)	Fair value
Derivative liabilities by primary underlying risk
Foreign exchange contracts
Forwards (3)	AUD/CAD/EUR/GBP/JPY	$176.2	$(6.1)	$(9.7)	$(1.1)
Total derivative liabilities		$176.2	$(6.1)	$(9.7)	$(1.1)
__________________
(1)AUD = Australian Dollar, CAD = Canadian Dollar, EUR = Euro, GBP = British Pound Sterling and JPY = Japanese Yen.
(2)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the period.
(3)Contracts used to manage foreign currency risks in underwriting and non-investment operations.

Schedule of Derivative Instruments, Gain (Loss)
The following table presents derivative instruments by major risk type, the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and nine months ended September 30, 2024 and 2023. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net foreign exchange (gains)/losses in the Consolidated Statements of Income.

	Three Months Ended				Nine Months Ended
	September 30, 2024		September 30, 2023		September 30, 2024		September 30, 2023
Derivatives	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Foreign exchange contracts
Forwards (1)	$(3.4)	$(4.7)	$(1.8)	$4.6	$(4.7)	$(5.0)	$0.5	$(3.0)
Total foreign exchange contracts	(3.4)	(4.7)	(1.8)	4.6	(4.7)	(5.0)	0.5	(3.0)
Total	$(3.4)	$(4.7)	$(1.8)	$4.6	$(4.7)	$(5.0)	$0.5	$(3.0)
__________________
(1)Contracts used to manage foreign currency risks in underwriting and non-investment operations.